                                 MORGAN STANLEY
                                   DEAN WITTER
                                EMERGING MARKETS
                                   FUND, INC.





                              FIRST QUARTER REPORT
                                 MARCH 31, 2000
                           MORGAN STANLEY DEAN WITTER
                           INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER





                           MORGAN STANLEY DEAN WITTER
                           EMERGING MARKETS FUND, INC.
-------------------------------------------------------------------------------
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DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
-------------------------------------------------------------------------------
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INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

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ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

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CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

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SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001

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LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

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INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the three months ended March 31, 2000, the Morgan Stanley Dean Witter Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 8.18% compared with 2.42% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index (the "MSCI Index") and 3.04% for the IFC Global Total Return Composite Index. For the period from commencement of operations on November 1, 1991 through March 31, 2000, the Fund's total return, based on net asset value per share, was 272.06% compared with 123.70% for the MSCI Index and 88.25% for the IFC Global Total Return Composite Index. On March 31, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $17 3/8, representing a 24.4% discount to the Fund's net asset value per share.

Outperformance compared to the MSCI Index was attributable to both strong stock selection and country allocation. Stock selection in Brazil and Taiwan contributed markedly to performance. Other notable contributors were equity selections in Greece, Israel and Turkey. Our overweight stance in capital equipment stocks, including Samsung Electronics and Hon Hai Precision, added to performance. Telecommunications services holdings, including China Telecom, CRT Cellular, Amdocs and Orckit Communications, also enhanced the Fund's return. Our overweight position in Israel (+15.7%), Malaysia (+22.3%) and Taiwan (+15.7%) coupled with our underweight stance in Greece (-14.0%), the Philippines (-24.0%) and South Africa (-10.0%) contributed positively to performance. Poor stock selection in India, Russia and South Africa and country allocation in South Korea (-2.4%) detracted from performance.

First quarter gains by the emerging markets reflected varying performances within the regions, with notably strong advances made by some Asian markets (India, Malaysia and Taiwan) and within the Emerging Europe and the Middle East (Czech Republic, Israel, Poland and Russia). Amidst a backdrop of interest rate hikes and increased volatility in the U.S., the emerging markets continue to recover economically and show signs of increasing political stability. Aggregate GDP growth in the emerging markets is estimated to have reached 5.4% during the first quarter of 2000, versus a 3.8% growth rate for 1999. Strong demand in the developed world, leading to higher export volumes for the emerging markets, should continue to boost growth. Asia is particularly benefiting from these export trends, and remains the growth leader with estimates of 7.2% thus far this year. Meanwhile, elections in Chile, Taiwan and Russia yielded market-friendly results. Consolidations in the telecommunications and banking arenas boosted sentiment towards the Latin American markets. Emerging Europe benefited from progress on privatization and the economic recovery in Western Europe, and Asian markets were reinforced by robust exports, current accounts and outsourcing.

Signs of macroeconomic improvements and steps towards increasing fiscal responsibility lifted Latin American markets by 3.9% for the quarter. Latin American telecoms were boosted early in the first quarter when Telefonica de Espana (TISA) announced intentions to buyout minority shareholders of their Latin American telecommunications affiliates at a premium. Brazilian equities advanced 3.7%, buoyed by a better-than-anticipated primary surplus for January, a deceleration in the rate of inflation, and continuing foreign direct investment. During the first quarter, we added to Brazilian telecommunications services providers Embratel and Telesp and we trimmed our holdings in Brazilian mining and natural resource conglomerate CVRD, based on less compelling valuations in comparison with global peers.

Mexican equities advanced 4.5%, as sentiment was buoyed by better than anticipated inflation and GDP figures and improved 1999 fiscal deficit results combined with Moody's March upgrade of Mexico to investment grade status. During the first quarter, we added to Mexico's leading industrial corporation Alfa, based on the upside potential from improving margins in their chemical business and undervalued participation in their telecom assets. We also added to Wal-Mart de Mexico (formerly Cifra), Mexico's largest retail chain of food and general merchandise, based on expectations for consumer recovery and a strong balance sheet. Although we believe the economic recovery currently underway should continue through 2000, supported by improving fiscal discipline, a narrowing of risk premia and sustainable high commodity prices, we find investment opportunities in other areas of the world more enticing and remain underweight Latin America. We are likely to add marginally to Brazil and Mexico, notably those positions which we feel are most leveraged to consumer recovery (retail) or improving operating efficiencies and higher growth and return segments (media and telecoms).

Asian markets advanced 4.4%, as strong current accounts, export growth and positive secular trends in semiconductors and global outsourcing continue to bolster the non-Japan Asian markets. Our emphasis on this region is backed by current account surpluses and higher savings finally translating into increased consumption. In addition, continued corporate restructuring in Japan enhances the trend in outsourcing to emerging Asian countries of components and sub-assemblies businesses. South Korean equities declined 2.4% during the first quarter, due to initial market consolidation after strong performance last year and investor concern over U.S. interest rate hikes. South Korean equities rebounded towards the end of the quarter, supported by Moody's upgrade to a positive outlook for banks, record high customer deposit levels, and strong DRAM prices. We added some new names to our overweight stance in South Korea, such as 39 Shopping, South Korea's largest home shopping network.

Equities advanced 15.7% in Taiwan, where voters elected Democratic Progressive Party candidate Chen Shui-bian as their new president on March 19, ending more than half a century of Nationalist (KMT) rule. Chen's victory should be positive for the market over the longer term, and recent conciliatory remarks directed at China have helped to reduce political uncertainty in the near term. We maintain our overweight stance in Taiwan and during the first quarter we added companies which we believe represent exciting opportunities leveraged to trends in technology and outsourcing. Purchases included Advantech (computer peripherals) and Macronix

(designer/manufacturer of integrated microcircuits and memory chips).

During the first quarter, Chinese equities declined 20.1%. However, the MSCI China Free Index presently does not include companies listed in Hong Kong and not incorporated in China, but whose major shareholders (directly or indirectly) are organizations or enterprises owned by the state, provinces or municipalities of the People's Republic of China. Many of these companies advanced during the first quarter, supported by improving export growth, increasing foreign direct investment and supportive macroeconomic policies. MSCI recently announced revisions in the construction of the MSCI China Free Index to better represent the investment opportunities available to foreign investors, such as using share ownership in determining the country classification of a company. Consequently, China's weight in the MSCI Emerging Markets Free Index should increase considerably. We added to our significant overweight in China during the first quarter, and purchases included China Merchants, which owns and operates container terminals and toll roads in China and TCL International, a home electronics manufacturer.

Indian equities gained 17.6% during the first quarter, on the back of strong demand for telecommunications and technology-related stocks and on expectations for a reform oriented 2000 Budget. However, equities were volatile after the budget was announced on February 29, as investors viewed the budget as somewhat disappointing. The government failed to address India's fiscal problems and was not seen as aggressive enough on the pace of reforms or privatization program. During the first quarter, we reduced our holdings in auto manufacturer TELCO, based on disappointing earnings and a lackluster outlook for the near-term.

We are underweight Emerging Europe, the Middle East and Africa regions. Emerging Europe and the Middle East advanced 3.1% during the first quarter, although posting mixed returns. We maintain our underweight stance in Greek equities, which declined 14.0% as the market has already discounted most of the good news surrounding European Monetary Union convergence. During the first quarter, we reduced our underweight in the Greek telecommunications sector by adding to OTE and Panafon, based on attractive valuations and recent underperformance. Israeli equities advanced 15.7%, buoyed by a positive macroeconomic environment coupled with stories of companies with strong management and great earnings growth potential. We continued to add to our overweight stance in Israel, notably through companies in the communications and software related industries. Purchases included software and solutions services providers including Technomatix and TTI Industries.

Russian equities advanced 22.9%, bolstered by Vladamir Putin's election as President, which should lend stability and additional support to the economic upturn underway. We believe Russia's economic recovery, which has benefited from oil price strength, debt restructuring and forgiveness, current account surpluses and improving international reserves, should continue. We added to electric utilities (Unified Energy Systems) and oil and gas stocks (Lukoil and Surgutneftegaz). Despite continued indications that inflation and interest rates should trend down, Turkish equities fell 6.3% during the first quarter, due to the market currently reflecting most of the positive news for the near-term and heightened political tensions toward quarter-end surrounding the vote not to let President Demirel run for re-election. We reduced our overweight in Turkey and took the opportunity to lock in some gains by trimming positions in the banking and energy sectors. The Czech Republic (+29.9%), Hungary (+13.2%) and Poland (+19.0%) gained on the back of signs of economic recovery, movement towards privatization and rallies in technology-related stocks.

South African equities declined 10.0% during the first quarter, reflecting investor skittishness over a less friendly interest rate environment, lagging commodity stocks, and lack of near- term market catalysts. South Africa continues to be one of our largest underweights. We find the market attractively valued yet believe the equity prospects are less enticing than in other emerging markets. During the first quarter, we trimmed positions in financial companies Bidvest and BOE, as we do not anticipate additional interest rate cuts in the near-term. We sold banking and insurance company ABSA, based on our disappointment with management and our view the company will continue to lose market share and underperform its sector.

We continue to like the long term prospects within the emerging markets. We believe the economic recovery underway in Latin America should be supported by improving fiscal discipline, a narrowing of risk premia and sustainable high commodity prices. Within Asia, we anticipate markets should benefit from strong current accounts, continued export growth, earnings upgrades and outsourcing. Given progress on privatization and fiscal and current account restraint, we anticipate continued economic turnaround in Emerging Europe, bolstered by the economic recovery in Western Europe and progress towards European Union convergence.

Sincerely,

/s/ Harold J. Schaaff, Jr.*

Harold J. Schaaff, Jr.*
PRESIDENT AND DIRECTOR

April 2000

The information contained in this overview regarding specific securities is for informational purposes only and should not be construed as a recommendation to purchase or sell the securities mentioned.



-------------------------------------------------------------------------------
DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT
WWW.MSDW.COM/INSTITUTIONAL/INVESTMENTMANAGEMENT.

HAROLD J. SCHAAFF, JR. WAS ELECTED PRESIDENT AND DIRECTOR OF THE FUND ON MARCH 20, 2000. MR. SCHAAFF JOINED MORGAN STANLEY DEAN WITTER IN 1989 AND IS A MANAGING DIRECTOR OF MORGAN STANLEY & CO. INCORPORATED AND MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. HE FORMERLY SERVED AS GENERAL COUNSEL AND SECRETARY OF MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

Morgan Stanley Dean Witter Emerging Markets Fund, Inc.
Invesment Summary as of March 31, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


HISTORICAL                                                          TOTAL RETURN (%)
INFORMATION                      --------------------------------------------------------------------------------------
                                    MARKET VALUE (1)   NET ASSET VALUE (2)       MSCI INDEX (3)      IFC INDEX (4)
                                 --------------------  --------------------   -------------------  --------------------
                                              AVERAGE               AVERAGE               AVERAGE              AVERAGE
                                 CUMULATIVE    ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE   ANNUAL  CUMULATIVE    ANNUAL
                                 ----------   -------   ----------  -------   ----------  -------  ----------  --------
          Fiscal Year to Date      6.51%         --        8.18%       --       2.42%        --        3.04%       --
          One Year                81.70        81.70%     97.42      97.42%    51.59%      51.59%     53.98      53.98%
          Five Year               45.93         7.85     110.75      16.08     29.05        5.23      22.69       4.17
          Since Inception*       181.07        13.07     272.06      16.90     123.70      10.04      88.25       7.81


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                                                        [GRAPH]

                                                             YEAR ENDED DECEMBER 31,                              THREE MONTHS
                                                                                                                     ENDED
                                                                                                                    MARCH 31,
                                  1991*    1992     1993     1994    1995       1996     1997     1998     1999       2000
                                 ------   ------   ------   ------  ------     ------   ------   ------   ------    -------
Net Asset Value Per Share ....   $14.71   $16.74   $28.20   $20.30   $14.69    $15.69   $15.52   $10.33   $21.26     $23.00
Market Value Per Share .......   $14.25   $18.13   $31.63   $21.50   $15.50    $13.88   $13.06    $8.13   $16.31     $17.38
Premium/(Discount) ...........    -3.1%     8.3%    12.2%    5.9%      5.5%    -11.5%   -15.9%   -21.3%   -23.3%     -24.4%
Income Dividends .............    $0.04    $0.01      --       --       --      $0.05    $0.01    $0.11      --         --
Capital Gains
  Distributions ..............       --    $0.01    $1.49    $6.50    $1.29     $0.98    $0.01    $2.18      --         --
Fund Total Return (2) ........     4.61%   13.94%   95.22%+  -5.33%  -16.30%+   13.84%   -0.97%  -19.61%  105.81%      8.18%
MSCI Index Total Return (3) ..     9.58%   11.40%   74.84%   -7.32%   -5.21%     6.03%  -11.59%  -25.34%   66.41%      2.42%
IFC Index Total Return (4) ...     5.29%    0.33%   67.50%   -0.53%  -12.32%     7.88%  -14.54%  -21.09%   62.69%      3.04%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Free Index (the "MSCI Index") is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.
(4) The IFC Global Total Return Composite Index (the "IFC Index") is an unmanaged index of common stocks of developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa.
*    The Fund commenced operations on November 1, 1991.
+ This return does not include the effect of the rights issued in connection with the Rights Offering.

Morgan Stanley Dean Witter Emerging Markets Fund, Inc.
Portfolio Summary as of March 31, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                           [CHART]

Equity Securities                          (98.5%)
Debt Instruments                            (0.1%)
Short-Term Investments                      (1.4%)

-------------------------------------------------------------------------------
INDUSTRIES

                                           [CHART]

Banks                                       (5.4%)
Communications Equipment                    (8.1%)
Computers & Periherals                      (5.7%)
Diversified Financials                      (3.2%)
Diversified Telecommunication Services     (15.1%)
Electronic Equipment & Instruments          (4.8%)
IT Consulting & Services                    (4.5%)
Media                                       (3.7%)
Semiconductor Equipment & Products         (17.1%)
Wireless Telecommunication Services        (10.6%)
Other                                      (21.8%)

-------------------------------------------------------------------------------
COUNTRY WEIGHTINGS


                                           [CHART]

Korea                                      (17.7%)
Taiwan                                     (16.4%)
Mexico                                      (9.5%)
India                                       (8.7%)
Brazil                                      (8.4%)
Israel                                      (7.6%)
Hong Kong                                   (5.5%)
Turkey                                      (4.7%)
South Africa                                (4.2%)
Russia                                      (3.6%)
Other                                      (13.7%)

-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                                 PERCENT
                                                   OF
                                                   NET
                                                  ASSETS
1.  Samsung Electronics Co. (Korea)                9.4%
2.  Telmex (Mexico)                                4.5
3.  Taiwan Semiconductor Co. (Taiwan)              3.4
4.  SK Telecom Co., Ltd. (Korea)                   2.6
5.  Infosys Technology Ltd. (India)                2.6
6.  China Telecom Ltd. (China)                     2.6
7.  United Microelectronics Corp. Ltd. (Taiwan)    1.9
8.  ECI Telecommications Ltd. (Israel)             1.8
9.  Acer, Inc. (Taiwan)                            1.7
10. Yapi Ve Kredi Bankasi (Turkey)                 1.5
                                                  -----
                                                  32.0%
                                                  -----
                                                  -----

   *  Excludes short-term investments.

FINANCIAL STATEMENTS
------
STATEMENTS OF NET ASSETS (Unaudited)
------
MARCH 31, 2000

                                                                    VALUE
                                                  SHARES            (000)
-------------------------------------------------------------------------------
COMMON STOCKS(99.0%)
(Unless otherwise noted)
-------------------------------------------------------------------------------
ARGENTINA(0.6%)
AUTOMOBILES
     Renault Argentina                                      1   U.S.$      -- @
                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
     Telecom Argentina ADR                             58,395           2,029
     Telefonica Argentina ADR                          19,410             762
                                                                ---------------
                                                                        2,791
                                                                ---------------
-------------------------------------------------------------------------------
BRAZIL(8.4%)
BANKS
     Banco Nacional (Preferred)                    61,598,720               2
     Unibanco (Preferred) GDR                         121,355           3,853
                                                                ---------------
                                                                        3,855
                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
     CRT (Preferred) 'A'                            8,235,976           3,736
     Embratel (Preferred)                          14,074,000             359
     Embratel ADR                                      46,900           1,202
     Tele Celular Sul (Preferred)                 137,409,345             702
     Tele Celular Sul ADR                              18,707             935
     Tele Centro-Sul (Preferred)                   80,113,445           1,306
     Tele Centro-Sul ADR                                8,912             722
     Tele Norte-Leste (Preferred)                  20,936,945             561
     Tele Norte-Leste (Preferred) ADR                  69,537           1,851
     Telepar (Preferred)                               46,200           1,372
     Telesp (Preferred)                            38,193,945           1,123
     Telesp ADR                                        29,000             861
                                                                ---------------
                                                                       14,730
                                                                ---------------
ELECTRIC UTILITIES
     Cemig (Preferred)                              9,789,127             169
     Cemig (Preferred) ADR                             42,671             746
                                                                ---------------
                                                                          915
                                                                ---------------
METALS & MINING
     CVRD (Preferred) 'A'                              38,503           1,050
     CVRD (Preferred) ADR                              74,769           2,048
                                                                ---------------
                                                                        3,098
                                                                ---------------
MULTILINE RETAIL
     Lojas Arapua (Preferred)                      30,412,000              -- @
     Lojas Arapua (Preferred) ADR                      31,540              -- @
                                                                ---------------
                                                                           -- @
                                                                ---------------
OIL & GAS
     Petrobras (Preferred)                         12,058,763           3,268
     Petrobras (Preferred) ADR                          7,470             204
                                                                ---------------
                                                                        3,472
                                                                ---------------
TEXTILES & APPAREL
     Coteminas                                      2,200,500             158
     Coteminas ADR                                     23,460              84
                                                                ---------------
                                                                          242
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES
     Celular CRT (Preferred)                       11,587,625           5,323
     Tele Centro Oeste Celular
       Participacoes SA                             5,994,678              23
     Tele Nordeste Celular (Preferred)             76,067,945             280
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
     Tele Nordeste Celular ADR                          2,340   U.S.$     168
     Tele Sudeste Celular (Preferred)             118,991,055           1,201
     Tele Sudeste Celular ADR                          12,972             648
     Telemig Celular (Preferred)                  193,414,795             845
     Telemig Celular ADR                                5,343             473
     Telesp Celular (Preferred) "B"               127,155,934           2,884
     Telesp Celular ADR                                28,682           1,626
                                                                ---------------
                                                                       13,471
                                                                ---------------
                                                                       39,783
                                                                ---------------
-------------------------------------------------------------------------------
CHILE(0.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES
     CTC ADR                                           23,700             539
                                                                ---------------
ELECTRIC UTILITIES
     Endesa ADR                                        26,945             293
     Enersis ADR                                       22,550             458
                                                                ---------------
                                                                          751
                                                                ---------------
                                                                        1,290
                                                                ---------------
-------------------------------------------------------------------------------
CHINA(0.1%)
HOUSEHOLD DURABLES
     Guangdong Kelon Electrical
       Holdings Co. Ltd. 'H'                          297,000             161
                                                                ---------------
METALS & MINING
     Yanzhou Coal Mining Co.,
       Ltd. ADR                                        28,730             242
                                                                ---------------
OIL & GAS
     Zhenhai Refining & Chemical Co.,
       Ltd. 'H'                                     1,151,400             129
                                                                ---------------
                                                                          532
                                                                ---------------
-------------------------------------------------------------------------------
COLOMBIA(0.0%)
BANKS
     Bancolombia (Preferred)                            6,249               4
                                                                ---------------
-------------------------------------------------------------------------------
CZECH REPUBLIC(0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES
     SPT Telecom                                       78,954           1,718
     SPT Telecom GDR                                   23,830             521
                                                                ---------------
                                                                        2,239
                                                                ---------------
-------------------------------------------------------------------------------
EGYPT(1.2%)
BEVERAGES
     Al-Ahram Beverages Co. GDR                        24,118             438
                                                                ---------------
GAS UTILITIES
     Egypt Gas Co.                                      6,100             222
                                                                ---------------
TOBACCO
     Eastern Tobacco                                   12,767             288
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES
     Egyptian Company for
       Mobile Services                                 98,309           4,756
                                                                ---------------
                                                                        5,704
                                                                ---------------
-------------------------------------------------------------------------------


                                       6

                                                                    VALUE
                                              SHARES                (000)
-------------------------------------------------------------------------------
GREECE(1.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES
     Hellenic Telecommunication
       Organization (OTE)                             153,631   U.S.$   4,378
     Hellenic Telecommunication
       Organization (OTE) ADR                         122,589           1,777
                                                                ---------------
                                                                        6,155
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES
     Panafon Hellenic Telecom Co.                      10,671             157
     Panafon Hellenic Telecom
       Co. GDR                                         30,520             450
     Panafon Hellenic Telecom S.A.                     19,000             276
                                                                ---------------
                                                                          883
                                                                ---------------
                                                                        7,038
                                                                ---------------
-------------------------------------------------------------------------------
HONG KONG(5.5%)
BUSINESS & PUBLIC SERVICES
     Cosco Pacific Ltd.,                            1,180,000             686
                                                                ---------------
COMPUTERS & PERIPHERALS
     Legend Holdings Limited                        2,050,000           3,199
                                                                ---------------
DIVERSIFIED FINANCIALS
     China Merchants Holdings
       International Co. Ltd.                       1,027,000             666
                                                                ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
     Great Wall Technology Co., Ltd.                3,360,500           3,388
     TCL International Holdings Ltd.                3,530,000           2,652
                                                                ---------------
                                                                        6,040
                                                                ---------------
INDUSTRIAL CONGLOMERATES
     Citic Pacific Ltd.                                90,000             546
                                                                ---------------
IT CONSULTING & SERVICES
     Timeless Software Ltd.                           448,000             286
                                                                ---------------
MEDIA
     Asia Satellite Telecom Holdings                  139,000             544
                                                                ---------------
SOFTWARE
     Founder Hong Kong                              1,128,000           1,116
                                                                ---------------
TEXTILES & APPAREL
     YUE Yuen Industrial Holdings                     267,000             598
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES
     China Telecom Ltd.                               827,000           7,249
     China Telecom Ltd.ADR                             27,200           4,821
                                                                ---------------
                                                                       12,070
                                                                ---------------
                                                                       25,751
                                                                ---------------
-------------------------------------------------------------------------------
HUNGARY(0.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES
     Matav Rt.                                        122,014           1,072
     Matav Rt. ADR                                     69,002           3,079
                                                                ---------------
                                                                        4,151
                                                                ---------------
-------------------------------------------------------------------------------
INDIA(8.7%)
AUTO COMPONENTS
     Apollo Tyres Ltd.                                  8,450              23
                                                                ---------------
AUTOMOBILES
     Hero Honda Motors Ltd.                            30,350             675
-------------------------------------------------------------------------------
AUTOMOBILES (CONTINUED)
     Tata Engineering &
       Locomotive Co. Ltd.                            140,529   U.S.$     437
                                                                ---------------
                                                                        1,112
                                                                ---------------
BANKS
     State Bank of India Ltd.GDR                        3,350              15
                                                                ---------------
CHEMICALS
     Indo Gulf Corp., Ltd.                            140,000             134
     Reliance Industries Ltd.                         216,849           1,564
                                                                ---------------
                                                                        1,698
                                                                ---------------
CONSTRUCTION & ENGINEERING
     Larsen & Toubro Ltd.                             116,500             768
                                                                ---------------
CONSTRUCTION MATERIALS
     Gujarat Ambuja Cements Ltd.                      152,800             747
                                                                ---------------
DIVERSIFIED FINANCIALS
     Housing Development Finance
       Corp., Ltd.                                     97,600             901
  (a)Morgan Stanley Growth Fund                      6,881,800          2,399
                                                                ---------------
                                                                        3,300
                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
     Mahanagar Telephone Nigam Ltd.                   427,430           2,304
     Mahanagar Telephone Nigam Ltd.
       GDR                                             55,050             784
     Videsh Sanchar Nigam Ltd.                         23,500             992
     Videsh Sanchar Nigam Ltd. GDR                     15,700             420
                                                                ---------------
                                                                        4,500
                                                                ---------------
ELECTRIC UTILITIES
     BSES Ltd.                                         57,500             314
     BSES Ltd. GDR                                      7,000             128
                                                                ---------------
                                                                          442
                                                                ---------------
ELECTRICAL EQUIPMENT
     Bharat Heavy Electricals Ltd.                    251,700             721
     Sterlite Industries                               44,000             788
                                                                ---------------
                                                                        1,509
                                                                ---------------
FOOD PRODUCTS
     Tata Tea Ltd.                                     47,850             421
                                                                ---------------
HOUSEHOLD PRODUCTS
     Hindustan Lever Ltd.                              27,300           1,528
                                                                ---------------
INTERNET SOFTWARE & SERVICES
     India Info.com Private Ltd.,                     116,052             511
                                                                ---------------
IT CONSULTING & SERVICES
     Infosys Technologies Ltd.                         59,300          12,107
     NIIT Ltd.                                           500               24
                                                                ---------------
                                                                       12,131
                                                                ---------------
MACHINERY
     Larsen & Toubro Ltd.                                 630               4
                                                                ---------------
MEDIA
     Zee Telefilms Ltd.                                93,500           2,192
                                                                ---------------
PHARMACEUTICALS
     Dabur India Ltd.                                  13,000             244
     Lupin Laboratories Ltd.                           36,000             320
     Strides Arcolab Ltd.                              31,000             264
                                                                ---------------
                                                                          828
                                                                ---------------
-------------------------------------------------------------------------------


                                       7

                                                                   VALUE
                                                  SHARES           (000)
-------------------------------------------------------------------------------
INDIA(CONTINUED)
ROAD & RAIL
     Container Corp. of India Ltd.                    262,600   U.S.$     921
                                                                ---------------
SOFTWARE
     Aptech Ltd.                                        6,500             277
     HCL Technologies Ltd.                             18,200             726
     NIIT Ltd.                                         17,000             800
     Satyam Computer Services Ltd.                     62,670           6,461
                                                                ---------------
                                                                        8,264
                                                                ---------------
TOBACCO
     ITC Ltd.                                             650              11
                                                                ---------------
                                                                       40,925
                                                                ---------------
-------------------------------------------------------------------------------
INDONESIA(0.9%)
CONSTRUCTION MATERIALS
     Semen Gresik                                     604,700             691
                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
     Telekomunikasi Indonesia ADR                      65,064             618
                                                                ---------------
FOOD PRODUCTS
     Indofood Sukses Makmur                           777,000             590
                                                                ---------------
PAPER & FOREST PRODUCTS
     Indah Kait Pulp & Paper                        1,460,805             482
                                                                ---------------
TOBACCO
     Gudang Garam                                     903,960           1,726
                                                                ---------------
                                                                        4,107
                                                                ---------------
-------------------------------------------------------------------------------
ISRAEL(7.6%)
AEROSPACE & DEFENSE
     Elbit Systems Ltd.                                     1              -- @
                                                                ---------------
BANKS
     First International Bank Of Israel                     1              -- @
                                                                ---------------
COMMUNICATIONS EQUIPMENT
     BATM Advanced
       Communications Ltd.                             21,792           2,011
     BreezeCom Ltd.                                     7,200             269
     ECI Telecommunications Ltd.                      264,012           8,283
     Gilat Satellite Networks Ltd.                     51,356           6,022
     Nice Systems Ltd.                                  6,363             477
     Nice Systems Ltd. ADR                             21,272           1,516
     Optibase Ltd.                                     50,800           1,207
     Vcon Telecommunications Ltd.                      16,830             322
                                                                ---------------
                                                                       20,107
                                                                ---------------
COMPUTERS & PERIPHERALS
     M-Systems Flash Disk Pioneers                      4,800             254
                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
     Orckit Communications Ltd.                        31,280           2,086
     TTI Team Telecom
       International Ltd.                              59,340           1,958
                                                                ---------------
                                                                        4,044
                                                                ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
       Orbotech Ltd.                                    2,233             190
                                                                ---------------
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
     Aladdin Knowledge Systems                         35,140   U.S.$     843
     RADVision Limited                                  3,200             168
     RADWARE Ltd.                                      18,560             719
                                                                ---------------
                                                                        1,730
                                                                ---------------
IT CONSULTING & SERVICES
     Check Point Software Technologies                 30,750           5,260
                                                                ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
     Galileo Technology Ltd.                          107,620           1,964
                                                                ---------------
SOFTWARE
     e-SIM Ltd.                                        10,700             241
     Point of Sale Ltd.                                10,200             225
     Point of Sale Ltd., ADR                            4,900             103
     Tecnomatix Technologies Ltd.                      43,586           1,890
                                                                ---------------
                                                                        2,459
                                                                ---------------
                                                                       36,008
                                                                ---------------
-------------------------------------------------------------------------------
KOREA(17.7%)
BANKS
     Hana Bank                                         30,850             188
     Hanvit Bank                                       95,050             297
     Hanvit Bank                                      248,100             388
     Housing & Commercial Bank                         38,654             752
     Kookmin Bank                                      94,692             960
                                                                ---------------
                                                                        2,585
                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES
     Digital Chosun Co. Ltd.                            2,170             295
                                                                ---------------
COMMUNICATIONS EQUIPMENT
     Insung Information Ltd.                           22,768             581
     Korealink Co Ltd.                                  8,320             557
     LG Information &
       Communication Ltd.                              13,830           1,739
     Opicom Co Ltd.                                     5,430             423
     Pantech Co. Ltd.                                  54,243           1,070
     Sewon Telecom Ltd.                                54,150             757
     Standard Telecom
       Corporation Ltd.                               103,594           1,097
     Telson Electronics Co. Ltd.                       82,714           1,242
                                                                ---------------
                                                                        7,466
                                                                ---------------
COMPUTERS & PERIPHERALS
     Daou Technology, Inc.                             30,198            623
     Trigem Computer, Inc.                             16,192           1,253
                                                                ---------------
                                                                        1,876
                                                                ---------------
DIVERSIFIED FINANCIALS
     Good Morning Securities Co.                       54,680             165
     Hyundai Securities Co.                            13,386             171
     Korea Technology Banking Co.                      52,900             663
     L.G. Securities Co.                               15,600             203
     Samsung Securities Co., Ltd.                      18,880             452
                                                                ---------------
                                                                        1,654
                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
     Korea Telecom Corp. ADR                           55,100           2,411
                                                                ---------------
ELECTRIC UTILITIES
     Korea Electric Power Corp.ADR                     69,404           1,097
                                                                ---------------
-------------------------------------------------------------------------------


                                       8

                                                                    VALUE
                                                   SHARES            (000)
-------------------------------------------------------------------------------
KOREA(CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS
     Communication Network
       Interface Inc.                                  82,350   U.S.$   1,196
     Humax Co. Ltd.                                    49,430             733
     Samsung Electro-Mechanics Co.                     25,397           1,774
                                                                ---------------
                                                                        3,703
                                                                ---------------
FOOD PRODUCTS
     Cheil Jedang Corp.                                 4,548             299
     Tongyang Confectionery CO.                        16,790             471
                                                                ---------------
                                                                          770
                                                                ---------------
HOUSEHOLD DURABLES
     L.G. Electronics                                  46,900           1,366
                                                                ---------------
INTERNET & CATALOG RETAIL
    LG Home Shopping Inc.                              3,800             406
                                                                ---------------
INTERNET SOFTWARE & SERVICES
     Dreamline Co., Ltd.                                7,180             461
     Serome Technology Inc.                             6,366             325
                                                                ---------------
                                                                          786
                                                                ---------------
MEDIA
     Cheil Communications Inc.                         11,100           1,376
                                                                ---------------
METALS & MINING
     Pohang Iron & Steel Co., Ltd.                      5,650             546
                                                                ---------------
RETAIL (GENERAL MERCHANDISE)
     39 Shopping                                       16,150           1,037
                                                                ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
     Hyundai Electronics Industries Co.                50,600           1,126
     Mirae Co. Ltd.                                    97,840             549
     Samsung Electronics Co.                          139,502          42,283
                                                                ---------------
                                                                       43,958
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES
     SK Telecom Co., Ltd.                               3,227          10,511
     SK Telecom Co., Ltd. ADR                          41,735           1,628
                                                                ---------------
                                                                       12,139
                                                                ---------------
                                                                       83,471
                                                                ---------------
-------------------------------------------------------------------------------
MALAYSIA(1.5%)
BANKS
     Commerce Asset Holding Bhd                        19,000              54
     Malayan Banking Bhd                              350,600           1,541
     Public Bank Bhd                                  718,000             756
                                                                ---------------
                                                                        2,351
                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
     Telekom Malaysia Bhd                             503,000           2,065
                                                                ---------------
ELECTRIC UTILITIES
     Tenaga Nasional Bhd                              214,000             721
                                                                ---------------
FOOD PRODUCTS
     Nestle Bhd                                       109,000             519
                                                                ---------------
HOTELS RESTAURANTS & LEISURE
     Resorts World Bhd                                 82,000             272
                                                                ---------------
INDUSTRIAL CONGLOMERATES
     Sime Darby Bhd                                   176,000             230
                                                                ---------------
TOBACCO
     British American Tobacco Bhd                     139,200           1,062
                                                                ---------------
                                                                        7,220
                                                                ---------------
-------------------------------------------------------------------------------
MEXICO(9.5%)
BANKS
     Banacci 'L'                                       45,447   U.S.$     195
     Banamex 'O'                                      508,097           2,352
     Bancomer 'B' ADR                                  64,825             729
     Bancomer 'O'                                   1,462,481             822
                                                                ---------------
                                                                        4,098
                                                                ---------------
BEVERAGES
     FEMSA                                            718,875           3,228
     FEMSA ADR                                         15,348             690
                                                                ---------------
                                                                        3,918
                                                                ---------------
CONSTRUCTION MATERIALS
     Cemex SA                                         277,214           1,257
     Cemex SA ADR                                      83,665           1,893
                                                                ---------------
                                                                        3,150
                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
     Telmex 'L' ADR                                   316,303          21,192
                                                                ---------------
INDUSTRIAL CONGLOMERATES
     Alfa Alfa Holdings                               301,955           1,144
     Grupo Carso 'A1'                                 311,974           1,176
                                                                ---------------
                                                                        2,320
                                                                ---------------
MEDIA
     Grupo Televisa GDR                               100,023           6,802
                                                                ---------------
MULTILINE RETAIL
     Cifra 'C'                                        442,133           1,019
     Cifra 'V'                                        197,559             468
     Cifra 'V' ADR                                     28,162             704
     Grupo Sanborns                                    35,550              80
                                                                ---------------
                                                                        2,271
                                                                ---------------
PAPER & FOREST PRODUCTS
     Kimberly 'A'                                     315,458           1,085
                                                                ---------------
                                                                       44,836
                                                                ---------------
-------------------------------------------------------------------------------
POLAND(1.1%)
BANKS
     Wielkopolski Bank Kredytowy                        6,100              40
                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
     Telekomunikacja Polska GDR                       256,870           2,421
                                                                ---------------
MULTILINE RETAIL
     Eastbridge                                        33,600           2,259
                                                                ---------------
OIL & GAS
     Polski Koncern Naftowy SA GDR                     23,480             262
                                                                ---------------
TRADING COMPANIES & DISTRIBUTORS
     Elektrim                                          27,237             396
                                                                ---------------
                                                                        5,378
                                                                ---------------
RUSSIA(3.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES
     Rostelecom ADR                                    57,730           1,371
                                                                ---------------
ELECTRIC UTILITIES
     Unified Energy Systems ADR                        11,000             213
     Unified Energy Systems GDR                       188,846           3,664
                                                                ---------------
                                                                        3,877
                                                                ---------------
MEDIA
     Storyfirst Communications, Inc. 'C'
       (Preferred)                                        270             115
                                                                ---------------
-------------------------------------------------------------------------------


                                       9

                                                                    VALUE
                                                 SHARES             (000)
-------------------------------------------------------------------------------
RUSSIA(CONTINUED)
MEDIA (CONTINUED)
     Storyfirst Communications, Inc. 'D'
       (Preferred)                                        720   U.S.$     307
     Storyfirst Communications, Inc. 'E'
      (Preferred)                                         780             332
     Storyfirst Communications, Inc. 'F'
       (Preferred)                                        139             119
     Storyfirst Communications, Inc.,
       First Section, First Section,
       Tranche 1 (Convertible)                            604             257
     Storyfirst Communications, Inc.,
       First Section, First Section,
       Tranche I (Convertible)                             35              15
Storyfirst Communications, Inc.,
       Second Section, Second Section,
       Tranche II (Convertible)                           152              65
Storyfirst Communications, Inc.,
       Tranche IVT Tranche IV
       (Convertible)                                      207              88
                                                                ---------------
                                                                        1,298
                                                                ---------------
OIL & GAS
       LUKoil Holdings ADR                             77,474           4,834
       Surgutneftegaz                                 295,647           4,257
                                                                ---------------
                                                                        9,091
                                                                ---------------
PAPER & FOREST PRODUCTS
     Alliance Cellulose Ltd. 'B'                      156,075             431
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES
     Russian Telecom
       Development Corp.                              176,000             352
       Vimpel-Communications ADR                       12,190             516
                                                                ---------------
                                                                          868
                                                                ---------------
                                                                       16,936
                                                                ---------------
-------------------------------------------------------------------------------
SINGAPORE(0.4%)
COMPUTERS & PERIPHERALS
     Natsteel Electronics Ltd.                        154,000           1,007
                                                                ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
     Venture Manufacturing Ltd.                        66,000             906
                                                                ---------------
                                                                        1,913
                                                                ---------------
-------------------------------------------------------------------------------
SOUTH AFRICA(4.2%)
BANKS
     AMB Holdings Ltd.                                  3,679               6
     Nedcor Ltd.                                       66,721           1,359
                                                                ---------------
                                                                        1,365
                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES
     Educor                                           337,834             196
                                                                ---------------
COMMUNICATIONS EQUIPMENT
     DataTec Ltd.                                      22,100             392
                                                                ---------------
DIVERSIFIED FINANCIALS
     African Bank Investments Ltd.                     18,627              39
     B.O.E Corp. Ltd. 'N'                           1,741,536           1,257
     Bidvest Group Ltd.                               190,282           1,455
     New Africa Investments Ltd.
       (Preferred) 'N'                                977,910             233
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (CONTINUED)
     Rembrandt Group Ltd.                             216,735   U.S.$   1,923
                                                                ---------------
                                                                        4,907
                                                                ---------------
HOUSEHOLD DURABLES
     Ellerine Holdings Limited                        152,380             641
                                                                ---------------
INTERNET SOFTWARE & SERVICES
     MIH Holdings Limited                               8,600              87
                                                                ---------------
IT CONSULTING & SERVICES
     Dimensions Data Holdings Ltd.                    398,438           3,668
                                                                ---------------
MEDIA
     Nasionale Pers Beperk 'N'                         68,300             835
                                                                ---------------
METALS & MINING
     Anglo American plc, ADR                           50,170           1,335
     De Beers                                          85,520           2,001
     De Beers ADR                                      11,900             273
     Impala Platinum Holdings Ltd.                     10,200             354
                                                                ---------------
                                                                        3,963
                                                                ---------------
OIL & GAS
     Sasol Ltd.                                       115,700             722
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES
     M-Cell Ltd.                                      537,460           2,959
                                                                ---------------
                                                                       19,735
                                                                ---------------
-------------------------------------------------------------------------------
TAIWAN(16.4%)
BANKS
     Chinatrust Commercial Bank                       666,240             651
     International Commercial
       Bank of China                                  654,700             641
     Taishin International Bank                       324,120             198
                                                                ---------------
                                                                        1,490
                                                                ---------------
COMMUNICATIONS EQUIPMENT
     Accton Technology Corp.                          721,000           2,820
     D-Link Corp.                                     794,000           3,444
     Microelectronics Technology                       84,000             411
     Zinwell Corporation                               56,000             469
                                                                ---------------
                                                                        7,144
                                                                ---------------
COMPUTERS & PERIPHERALS
     Acer Peripherals, Inc.                           775,248           3,898
     Acer, Inc.                                     1,459,300           4,100
     Advantech Co Ltd.                                 63,000             551
     Asustek Computer, Inc.                           460,679           5,768
     Compeq Manufacturing Co., Ltd.                   343,000           2,254
     Ritek Corp. GDR                                   51,600             931
     Wyse Technology Taiwan Ltd.                      666,000           2,342
                                                                ---------------
                                                                       19,844
                                                                ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
     Ambit Microsystems Corp.                          95,000           1,121
     Delta Electronic Industrial                      278,000           1,526
     Hon Hai Precision Industry                       399,720           4,637
     Hon Hai Precision Industry GDR                    35,600           1,233
     Universal Scientific Industrial
       Co., Ltd.                                      290,000           1,449
                                                                ---------------
                                                                        9,966
                                                                ---------------
FOOD & DRUG RETAILING
     President Chain Store Corp.                      407,000           1,899
                                                                ---------------
-------------------------------------------------------------------------------


                                       10

                                                                    VALUE
                                                 SHARES             (000)
-------------------------------------------------------------------------------
TAIWAN(CONTINUED)
HOUSEHOLD DURABLES
     Dialer and Business                            1,013,000   U.S.$   3,928
                                                                ---------------
INTERNET SOFTWARE & SERVICES
     GigaMedia Ltd.                                     9,100             494
                                                                ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
     Advanced Semiconductor                           446,257           1,686
       Engineering, Inc.
     ASE Test Ltd.                                     30,400             882
     Faraday Technology Corp                           26,000             308
     Macronix International                           195,000             557
     Siliconware Precision
       Industries Co.                                 591,874           1,323
     Taiwan Semiconductor Co.                       2,381,430          16,043
     United Microelectronics Corp. Ltd.             2,346,000           9,097
                                                                ---------------
                                                                        29,896
                                                                ---------------
TEXTILES & APPAREL
     Far Eastern Textile Ltd.                       1,038,600           2,150
     Far Eastern Textile Ltd. GDR                      20,100             525
                                                                ---------------
                                                                        2,675
                                                                ---------------
                                                                       77,336
                                                                ---------------
-------------------------------------------------------------------------------
THAILAND(1.4%)
COMPUTERS & PERIPHERALS
     Shinawatra Computer Public Co.,
       Ltd. (Foreign)                                 127,000             927
                                                                ---------------
CONSTRUCTION MATERIALS
     Siam City Cement Public Co., Ltd.
       (Foreign)                                      162,733             546
                                                                ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
     Delta Electronics Public Co., Ltd.
       (Foreign)                                      129,840           1,641
                                                                ---------------
MEDIA
     BEC World Public Co., Ltd.
       (Foreign)                                      109,800             819
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES
     Advanced Info. Services Public
       Co., Ltd. (Foreign)                            173,900           2,621
                                                                ---------------
                                                                        6,554
                                                                ---------------
-------------------------------------------------------------------------------
TURKEY(4.7%)
BANKS
     Turkiye Garanti Bankasi                      159,110,000           2,027
     Yapi Ve Kredi Bankasi                        271,489,661           7,261
     Yapi Ve Kredi Bankasi GDR                         10,000             263
                                                                ---------------
                                                                        9,551
                                                                ---------------
     BEVERAGES
     Ege Biracilik Ve Malt Sanayii                 24,520,000           1,707
     Erciyas Biracilik                              4,524,000             215
                                                                ---------------
                                                                        1,922
                                                                ---------------
COMMUNICATIONS EQUIPMENT
     Netas Northern Electric                        3,241,000             407
                                                                ---------------
       Telekomunikasyon AS
DIVERSIFIED FINANCIALS
     Dogan Sirketler Grubu Holdings               118,043,000           4,310
                                                                ---------------
-------------------------------------------------------------------------------
HOUSEHOLD DURABLES
     Vestel Elektronik Sanayi Ve
       Ticaret  AS                                 11,713,428   U.S.$   3,929
                                                                ---------------
MEDIA
     Dogan Yayin Holdings                          79,434,000           1,922
                                                                ---------------
                                                                       22,041
                                                                ---------------
-------------------------------------------------------------------------------
UNITED STATES(2.3%)
COMMUNICATIONS EQUIPMENT
     Comverse Technology, Inc.                         13,597           2,570
                                                                ---------------
DIVERSIFIED FINANCIALS
     Morgan Stanley Dean Witter
       Africa Investment Fund, Inc.                     9,670              88
                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES
     Amdocs Ltd.                                       28,990           2,136
                                                                ---------------
INTERNET SOFTWARE & SERVICES
     Asiainfo Holdings Inc.                             7,080             428
     VocalTec Communications Ltd.                       8,900             259
                                                                ---------------
                                                                          687
                                                                ---------------
MEDIA
     MIH Ltd.                                          12,800             781
                                                                ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
     DSP Group, Inc.                                   51,740           3,415
     Zoran Corp.                                       24,840           1,399
                                                                ---------------
                                                                        4,814
                                                                ---------------
                                                                       11,076
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (Cost U.S.$319,195)                                              466,819
                                                                ---------------
-------------------------------------------------------------------------------

                                                  NO. OF
                                                  RIGHTS
-------------------------------------------------------------------------------
RIGHTS(0.0%)
-------------------------------------------------------------------------------
SOUTH KOREA(0.0%)
     Trigem Computer
     (Cost U.S.$@)                                     16,192              53
                                                                ---------------
-------------------------------------------------------------------------------
                                                    FACE
                                                  AMOUNT
                                                   (000)
-------------------------------------------------------------------------------
DEBT INSTRUMENTS(0.1%)
-------------------------------------------------------------------------------
INDIA(0.1%)
MULTI-INDUSTRY
     DCM Shriram Industries Ltd.
       0.00%, 2/21/02                       U.S.$         335             234
     DCM Shriram Industries Ltd.
       (Convertible) 0.00%, 2/21/02                       330             174
-------------------------------------------------------------------------------


                                       11

                                                    FACE
                                                  AMOUNT            VALUE
                                                   (000)            (000)
-------------------------------------------------------------------------------
INDIA(CONTINUED)
MULTI-INDUSTRY (CONTINUED)
     Shri Ishar Alloy Steels Ltd.
       15.00%, 4/21/01                      U.S.$         581   U.S.$     103
                                                                ---------------
                                                                          511
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
     (Cost U.S.$1,495)                                                    511
                                                                ---------------
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS(0.7%)
-------------------------------------------------------------------------------
UNITED STATES(0.7%)
REPURCHASE AGREEMENT
     Chase Securities, Inc., 5.90%, dated
       3/31/00, due 4/03/00, to be
       repurchased at U.S.$3,344
       collateralized by U.S.$3,375
       United States Federal Home
       Loan Note, 5.75%, due 7/15/03
     (Cost U.S.$3,342)                                  3,342           3,342
                                                                ---------------
-------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
     CUSTODIAN(0.7%)
     Brazilian Real                         BRL         1,015             583
     Hungarian Forint                       HUF           267               1
     Indian Rupee                           INR        22,406             514
     Mexican Peso                           MXP           127              14
     Pakistani Rupee                        PKR        98,091           1,814
     South African Rand                     ZAR             2              -- @
     South Korean Won                       KRW       256,231             232
     Taiwan Dollar                          TWD           669              22
                                                                ---------------
     (Cost U.S.$3,186)                                                  3,180
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL INVESTMENTS(100.5%)
     (Cost U.S.$327,218)                                        U.S.$ 473,905
                                                                ---------------
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
     Other Assets                           U.S.$       5,411
     Liabilities                                       (7,975)         (2,564)
                                            -----------------   ----------------

-------------------------------------------------------------------------------
NET ASSETS (100%)
     Applicable to 20,494,744 issued and
     outstanding U.S.$0.01 par value shares
    (100,000,000 shares authorized)                             U.S.$ 471,341
                                                                ---------------
-------------------------------------------------------------------------------
     NET ASSET VALUE PER SHARE                                  U.S.$   23.00
-------------------------------------------------------------------------------

@   -- Value is less than U.S.$500.
(a) -- The Fund is advised by an affiliate.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
GDS -- Global Depositary Shares
NOTE: Prior government approval for foreign investments may be required under certain circumstances in some emerging markets, and foreign ownership limitations may also be imposed by the charters of individual companies in emerging markets. As a result, an additional class of shares designated as "foreign" may be created and offered for investment. The "local" and "foreign" shares' market values may vary.


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